SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
SCHEDULE OF PLANT AND EQUIPMENT USEFUL LIFE

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Leasehold improvements	Shorter of 3 years or the term of lease
Office equipment	5 years
Motor vehicle	5 years
Computer equipment	3 years

SCHEDULE OF DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

		Six months ended March 31,
Type of revenue	Point of recognition	2025	2026	2026
		HKD	HKD	USD

Product sales	Point in time	$43,698,920	$32,380,872	$4,130,213
Product sales (self-branded)	Point in time	2,574	-	-
Sourcing service	Point in time	169,472	1,381,493	176,211
Logistic service	Point in time	1,005,556	999,019	127,426
Total		$44,876,522	$34,761,384	$4,433,850

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC REGION
	Six months ended March 31,
By geographic region	2025	2026	2026
	HKD	HKD	USD

Western Europe	$10,201,197	$23,328,803	$2,975,613
North America	18,244,158	10,467,454	1,335,134
Middle East	1,821	370,099	47,207
East Asia	16,429,346	595,028	75,896
Total	$44,876,522	$34,761,384	$4,433,850